UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 29.1%
Industrial - 14.5%
Basic - 3.1%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	553	$595,267
Anglo American Capital PLC
9.375%, 4/08/19 (a)		164	217,038
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		855	887,523
ArcelorMittal
6.125%, 6/01/18		1,470	1,595,000
ArcelorMittal USA, Inc.
6.50%, 4/15/14		150	165,405
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		1,116	1,342,809
Dow Chemical Co. (The)
7.375%, 11/01/29		15	17,091
7.60%, 5/15/14		762	889,605
8.55%, 5/15/19		1,059	1,322,557
Eastman Chemical Co.
5.50%, 11/15/19		298	324,869
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		630	683,550
8.375%, 4/01/17		725	810,188
International Paper Co.
5.30%, 4/01/15		235	255,659
7.50%, 8/15/21		569	682,577
7.95%, 6/15/18		830	1,001,864
Packaging Corp. of America
5.75%, 8/01/13		2,710	2,933,608
PPG Industries, Inc.
5.75%, 3/15/13		1,125	1,230,605
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		1,385	1,614,907
Vale Inco Ltd.
7.75%, 5/15/12		1,650	1,806,385

			18,376,507

Capital Goods - 0.7%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		132	143,277
Lafarge SA
6.15%, 7/15/11		784	808,022
Owens Corning
6.50%, 12/01/16		955	1,033,083
Republic Services, Inc.
5.25%, 11/15/21 (a)		508	548,997
5.50%, 9/15/19 (a)		753	825,441
Tyco International Finance SA
8.50%, 1/15/19		515	672,940

			4,031,760

Communications - Media - 1.5%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		270	305,985
CBS Corp.
8.875%, 5/15/19		1,305	1,675,723

Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	174	240,420
Comcast Corp.
5.50%, 3/15/11	313	321,509
DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	525	564,969
6.375%, 6/15/15	100	103,375
News America Holdings, Inc.
9.25%, 2/01/13	310	364,192
News America, Inc.
6.55%, 3/15/33	142	155,383
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	530	686,976
RR Donnelley & Sons Co.
4.95%, 4/01/14	85	87,120
11.25%, 2/01/19	740	919,388
Time Warner Cable, Inc.
7.50%, 4/01/14	1,055	1,239,200
Time Warner Entertainment Co. LP
8.375%, 3/15/23	325	420,722
WPP Finance UK
5.875%, 6/15/14	149	164,817
8.00%, 9/15/14	1,320	1,565,872

		8,815,651

Communications - Telecommunications - 1.6%
America Movil SAB de CV
5.00%, 3/30/20 (a)	1,246	1,324,692
British Telecommunications PLC
5.15%, 1/15/13	770	815,782
9.375%, 12/15/10	524	539,491
Embarq Corp.
7.082%, 6/01/16	1,470	1,592,247
Qwest Corp.
7.50%, 10/01/14	1,085	1,185,362
7.875%, 9/01/11	285	297,825
Telecom Italia Capital SA
6.175%, 6/18/14	1,150	1,249,714
6.375%, 11/15/33	110	106,847
7.175%, 6/18/19	515	582,331
United States Cellular Corp.
6.70%, 12/15/33	1,560	1,582,575
Vodafone Group PLC
5.50%, 6/15/11	295	306,768

		9,583,634

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11	455	475,705
7.30%, 1/15/12	464	501,572
7.75%, 1/18/11	173	178,154
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,010	1,053,483
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	1,035	1,080,840

Volvo Treasury AB
5.95%, 4/01/15 (a)	1,196	1,279,623

		4,569,377

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	600	619,147
7.625%, 4/15/31	1,285	1,551,780
Viacom, Inc.
5.625%, 9/15/19	1,230	1,371,690

		3,542,617

Consumer Cyclical - Other - 0.5%
Marriott International, Inc.
Series J
5.625%, 2/15/13	1,370	1,462,742
MDC Holdings, Inc.
5.50%, 5/15/13	1,155	1,191,199
Toll Brothers Finance Corp.
5.15%, 5/15/15	35	34,676
6.875%, 11/15/12	9	9,582

		2,698,199

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	605	708,530

Consumer Non-Cyclical - 2.4%
Ahold Finance USA LLC
6.875%, 5/01/29	1,275	1,481,586
Altria Group, Inc.
9.70%, 11/10/18	765	1,002,271
Baxter FinCo BV
4.75%, 10/15/10	1,285	1,296,169
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	130	137,534
5.875%, 5/15/13	965	1,041,972
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	310	339,004
ConAgra Foods, Inc.
7.875%, 9/15/10	13	13,100
Delhaize Group SA
5.875%, 2/01/14	335	376,616
Diageo Capital PLC
7.375%, 1/15/14	1,100	1,296,380
Fortune Brands, Inc.
3.00%, 6/01/12	810	820,573
4.875%, 12/01/13	667	715,752
Kraft Foods, Inc.
6.25%, 6/01/12	2,340	2,545,745
Kroger Co. (The)
6.80%, 12/15/18	487	578,899
Newell Rubbermaid, Inc.
5.50%, 4/15/13	535	577,218
Reynolds American, Inc.
7.25%, 6/01/13	1,520	1,709,501
Safeway, Inc.
6.50%, 3/01/11	82	84,404

Whirlpool Corp.
8.60%, 5/01/14	155	184,905

		14,201,629

Energy - 1.7%
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,276	1,230,974
6.45%, 9/15/36	401	360,590
Baker Hughes, Inc.
6.50%, 11/15/13	610	700,989
BP Capital Markets PLC
4.75%, 3/10/19	211	198,765
Canadian Natural Resources Ltd.
5.15%, 2/01/13	435	471,738
Hess Corp.
7.875%, 10/01/29	98	122,113
8.125%, 2/15/19	394	506,853
Marathon Oil Corp.
7.50%, 2/15/19	413	507,919
Nabors Industries, Inc.
9.25%, 1/15/19	1,275	1,621,321
Noble Energy, Inc.
8.25%, 3/01/19	1,232	1,536,698
Noble Holding International Ltd.
4.90%, 8/01/20	108	112,888
Valero Energy Corp.
6.125%, 2/01/20	541	586,952
Weatherford International Ltd.
5.15%, 3/15/13	560	591,876
6.00%, 3/15/18	215	231,564
9.625%, 3/01/19	605	766,149
Williams Cos., Inc. (The)
7.875%, 9/01/21	598	725,325

		10,272,714

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	1,099	1,115,485

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20	217	223,166
Computer Sciences Corp.
5.50%, 3/15/13	805	873,968
Dell, Inc.
5.625%, 4/15/14	765	864,448
Motorola, Inc.
6.50%, 9/01/25	855	903,338
7.50%, 5/15/25	30	33,496
7.625%, 11/15/10	28	28,569
Xerox Corp.
7.625%, 6/15/13	60	61,059
8.25%, 5/15/14	1,250	1,482,955

		4,470,999

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	730	779,004

5.75%, 12/15/16	490	525,133

		1,304,137

Transportation - Services - 0.3%
Con-way, Inc.
6.70%, 5/01/34	923	914,217
Ryder System, Inc.
5.85%, 11/01/16	383	416,352
7.20%, 9/01/15	369	429,551

		1,760,120

		85,451,359

Financial Institutions - 11.1%
Banking - 5.4%
American Express Co.
7.25%, 5/20/14	735	853,183
8.125%, 5/20/19	1,285	1,632,960
ANZ National International Ltd.
6.20%, 7/19/13 (a)	635	710,184
Bank of America Corp.
5.375%, 9/11/12	1,520	1,608,400
7.375%, 5/15/14	1,050	1,203,975
7.625%, 6/01/19	1,305	1,525,176
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	100	104,461
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	315	336,137
5.70%, 11/15/14	1,655	1,861,281
Citigroup, Inc.
5.50%, 4/11/13	520	552,487
6.50%, 8/19/13	1,015	1,113,217
8.50%, 5/22/19	2,190	2,661,325
Compass Bank
5.50%, 4/01/20	1,774	1,676,320
Countrywide Financial Corp.
6.25%, 5/15/16	62	65,701
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	4	4,079
Credit Suisse USA, Inc.
5.50%, 8/15/13	464	508,526
Goldman Sachs Group, Inc. (The)
7.50%, 2/15/19	990	1,150,302
M&I Marshall & Ilsley Bank
4.85%, 6/16/15	180	168,940
5.00%, 1/17/17	1,695	1,569,946
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	586	615,557
Morgan Stanley
5.50%, 7/24/20	955	960,914
6.625%, 4/01/18	995	1,082,131
National Australia Bank Ltd.
3.75%, 3/02/15 (a)	1,005	1,050,271
National Capital Trust II
5.486%, 3/23/15 (a)	372	333,739
National City Bank/Cleveland OH
6.25%, 3/15/11	1,515	1,560,305

Nationwide Building Society
6.25%, 2/25/20 (a)	1,415	1,513,969
SouthTrust Corp.
5.80%, 6/15/14	1,470	1,596,419
UFJ Finance Aruba AEC
6.75%, 7/15/13	172	193,194
Union Bank NA
5.95%, 5/11/16	1,580	1,695,376
Wachovia Corp.
5.50%, 5/01/13	1,445	1,586,415

		31,494,890

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	568	574,110

Finance - 1.0%
General Electric Capital Corp.
4.80%, 5/01/13	2,960	3,180,955
HSBC Finance Corp.
7.00%, 5/15/12	845	913,073
SLM Corp.
Series A
5.375%, 1/15/13-5/15/14	1,960	1,807,641

		5,901,669

Insurance - 3.8%
Aetna, Inc.
6.00%, 6/15/16	435	501,732
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	650	721,447
Allstate Corp. (The)
6.125%, 5/15/37	1,520	1,388,900
Assurant, Inc.
5.625%, 2/15/14	92	97,867
CIGNA Corp.
5.125%, 6/15/20	485	510,792
Coventry Health Care, Inc.
5.95%, 3/15/17	295	289,244
6.125%, 1/15/15	115	117,661
6.30%, 8/15/14	900	947,241
Genworth Financial, Inc.
6.515%, 5/22/18	1,395	1,402,343
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	700	802,010
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	280	279,991
5.50%, 3/30/20	1,320	1,311,421
Humana, Inc.
6.30%, 8/01/18	361	384,028
6.45%, 6/01/16	130	141,620
7.20%, 6/15/18	825	922,362
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	167	174,052
Lincoln National Corp.
8.75%, 7/01/19	361	454,143
Markel Corp.
7.125%, 9/30/19	684	773,192

Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	710	936,307
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	590	590,000
MetLife, Inc.
7.717%, 2/15/19	358	438,807
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	1,190	1,354,143
Principal Financial Group, Inc.
7.875%, 5/15/14	1,020	1,198,483
Prudential Financial, Inc.
5.15%, 1/15/13	905	961,115
6.20%, 1/15/15	145	160,816
8.875%, 6/15/38	570	628,425
Series D
7.375%, 6/15/19	110	130,038
UnitedHealth Group, Inc.
4.875%, 3/15/15	1,855	2,028,029
5.25%, 3/15/11	1,390	1,423,621
WellPoint, Inc.
5.875%, 6/15/17	120	134,744
7.00%, 2/15/19	290	346,331
XL Capital Ltd.
5.25%, 9/15/14	824	870,317

		22,421,222

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	1,345	1,368,467

REITS - 0.6%
HCP, Inc.
5.95%, 9/15/11	1,550	1,609,413
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	845	871,202
Simon Property Group LP
5.625%, 8/15/14	1,169	1,287,002

		3,767,617

		65,527,975

Utility - 2.2%
Electric - 1.1%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	1,415	1,444,540
Ameren Corp.
8.875%, 5/15/14	770	893,172
American Transmission Systems, Inc.
5.25%, 1/15/22 (a)	385	405,070
FirstEnergy Corp.
Series B
6.45%, 11/15/11	126	132,549
Series C
7.375%, 11/15/31	279	305,967
Nisource Finance Corp.
6.80%, 1/15/19	1,465	1,654,685
7.875%, 11/15/10	154	156,715

SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	283	301,288
Teco Finance, Inc.
4.00%, 3/15/16	310	320,273
5.15%, 3/15/20	380	405,599
Union Electric Co.
6.70%, 2/01/19	140	165,804
Wisconsin Energy Corp.
6.25%, 5/15/67	140	129,150

		6,314,812

Natural Gas - 0.9%
DCP Midstream LLC
5.35%, 3/15/20 (a)	396	414,551
7.875%, 8/16/10	94	94,211
Energy Transfer Partners LP
6.70%, 7/01/18	886	977,530
7.50%, 7/01/38	909	1,008,877
EQT Corp.
8.125%, 6/01/19	689	832,446
TransCanada PipeLines Ltd.
6.35%, 5/15/67	1,670	1,519,700
Williams Partners LP
5.25%, 3/15/20	733	782,743

		5,630,058

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18	935	1,050,200

		12,995,070

Non Corporate Sectors - 1.3%
Agencies - Not Government Guaranteed - 1.3%
Gaz Capital SA for Gazprom
6.212%, 11/22/16 (a)	3,215	3,335,562
Petrobras International Finance Co.
5.75%, 1/20/20	2,190	2,328,349
TransCapitalInvest Ltd. for OJSC AK
Transneft
8.70%, 8/07/18 (a)	1,425	1,724,250

		7,388,161

Total Corporates - Investment Grades (cost $156,960,054)		171,362,565

GOVERNMENTS - TREASURIES - 20.5%
United States - 20.5%
U.S. Treasury Bonds
4.50%, 2/15/36	10,474	11,483,537
4.75%, 2/15/37	1,660	1,890,066
U.S. Treasury Notes
0.75%, 5/31/12	2,830	2,841,829
2.125%, 5/31/15	12,085	12,422,051
2.25%, 1/31/15	5,770	5,979,127
2.375%, 8/31/14	17,195	17,962,052
2.50%, 3/31/15	26,190	27,415,692
3.375%, 11/15/19	13,585	14,162,363

3.625%, 2/15/20	5,940	6,305,215
3.75%, 11/15/18	18,847	20,524,408

Total Governments - Treasuries (cost $115,556,084)		120,986,340

MORTGAGE PASS-THRU’S - 18.3%
Agency Fixed Rate 30-Year - 16.1%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 8/01/35-11/01/35	1,956	2,054,965
5.50%, 1/01/35	1,985	2,145,400
Series 2007
4.50%, 1/01/37	11,121	11,696,641
5.50%, 7/01/35	276	299,112
Federal National Mortgage Association
5.50%, 1/01/35-8/01/40	18,398	19,848,561
6.00%, TBA	15,430	16,760,837
Series 2003
5.00%, 11/01/33	308	330,037
5.50%, 4/01/33-7/01/33	2,495	2,700,770
Series 2004
5.50%, 4/01/34-11/01/34	1,271	1,375,783
6.00%, 9/01/34	463	508,341
Series 2005
4.50%, 8/01/35	969	1,019,693
5.50%, 2/01/35	937	1,014,610
Series 2006
5.00%, 2/01/36	839	896,755
5.50%, 4/01/36	2,272	2,454,608
6.00%, 2/01/36	2,988	3,281,959
Series 2007
4.50%, 9/01/35	742	783,529
5.00%, 11/01/35-7/01/36	10,018	10,705,475
5.50%, 8/01/37	7,835	8,482,838
Series 2008
6.00%, 3/01/37	7,912	8,636,006
Government National Mortgage Association
Series 1990
9.00%, 12/15/19	0	146
Series 1999
8.15%, 9/15/20	191	217,759

		95,213,825

Agency ARMs - 1.9%
Federal Home Loan Mortgage Corp.
Series 2006
2.736%, 3/01/34 (b)	530	553,649
5.95%, 1/01/37 (c)	171	180,898
Series 2007
5.714%, 1/01/37 (c)	2,569	2,691,395
5.751%, 3/01/37 (c)	2,136	2,245,038
Series 2009
3.669%, 4/01/36 (b)	2,448	2,570,697
Federal National Mortgage Association
Series 2007
4.348%, 8/01/37 (b)	752	795,280

4.651%, 3/01/34 (b)	2,056	2,147,000

		11,183,957

Agency Fixed Rate 15-Year - 0.3%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12	244	242,854
Series 2001
7.50%, 12/15/14	1,189	1,249,189

		1,492,043

Total Mortgage Pass-Thru’s (cost $102,129,186)		107,889,825

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.6%
Non-Agency Fixed Rate CMBS - 8.6%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/13/50	2,315	2,378,435
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.091%, 12/10/49	2,890	3,022,933
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,130	2,168,357
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.825%, 6/15/38	2,850	3,053,345
Series 2006-C5, Class A3
5.311%, 12/15/39	1,600	1,619,632
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.30%, 4/10/37	775	626,019
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	425,710
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,820	1,868,236
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,455	1,574,378
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,335	2,473,359
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,810	1,914,173
Series 2007-C1, Class A4
5.716%, 2/15/51	2,965	3,010,307
Series 2007-LD11, Class A4
5.818%, 6/15/49	300	303,947
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	3,360	3,567,497
Series 2007-C1, Class A4
5.424%, 2/15/40	2,275	2,339,495
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4

5.909%, 6/12/46	220	240,513
Series 2006-4, Class AM
5.204%, 12/12/49	940	816,232
Series 2007-9, Class A4
5.70%, 9/12/49	2,940	3,000,209
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	2,910	2,769,335
Series 2007-IQ13, Class A4
5.364%, 3/15/44	1,640	1,659,059
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.319%, 11/01/31 (a)(d)	35,066	442,683
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	2,885	3,096,560
Series 2006-C28, Class A4
5.572%, 10/15/48	2,990	3,096,275
Series 2007-C31, Class A4
5.509%, 4/15/47	2,925	2,786,535
Series 2007-C32, Class A3
5.74%, 6/15/49	2,435	2,372,231

Total Commercial Mortgage-Backed Securities (cost $48,167,777)		50,625,455

CORPORATES - NON-INVESTMENT GRADES - 4.4%
Industrial - 2.8%
Basic - 0.5%
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	110	91,025
Stora Enso Oyj
7.375%, 5/15/11	1,475	1,513,719
United States Steel Corp.
6.05%, 6/01/17	1,625	1,584,375
Westvaco Corp.
8.20%, 1/15/30	85	91,039

		3,280,158

Capital Goods - 0.7%
Case New Holland, Inc.
7.875%, 12/01/17 (a)	445	466,138
Masco Corp.
6.125%, 10/03/16	1,715	1,741,994
Mohawk Industries, Inc.
6.875%, 1/15/16	1,555	1,621,087
Textron Financial Corp.
5.40%, 4/28/13	208	217,458

		4,046,677

Communications - Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (a)	189	197,977
8.125%, 4/30/20 (a)	64	67,680
Clear Channel Communications, Inc.
5.50%, 9/15/14	275	162,250
CSC Holdings LLC
8.50%, 4/15/14	430	464,400

Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	570	588,525
Univision Communications, Inc.
12.00%, 7/01/14 (a)	131	143,773

		1,624,605

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16	250	258,750
Qwest Communications International, Inc.
7.50%, 2/15/14	60	61,500
Series B
7.50%, 2/15/14	35	35,875
Windstream Corp.
7.875%, 11/01/17	390	396,825

		752,950

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
9.00%, 7/01/15	545	569,525

Consumer Cyclical - Other - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	1,430	1,537,250

Consumer Cyclical - Retailers - 0.0%
Limited Brands, Inc.
6.90%, 7/15/17	203	209,090

Consumer Non-Cyclical - 0.5%
Bausch & Lomb, Inc.
9.875%, 11/01/15	490	516,950
HCA, Inc.
8.50%, 4/15/19	680	751,400
Mylan, Inc.
7.625%, 7/15/17 (a)	85	90,313
7.875%, 7/15/20 (a)	485	518,950
Universal Health Services, Inc.
7.125%, 6/30/16	970	1,019,173

		2,896,786

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	630	607,950

Technology - 0.1%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)	555	573,037

Transportation - Airlines - 0.1%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22	573	539,032

		16,637,060

Financial Institutions - 1.1%
Banking - 0.7%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	319,007
BankAmerica Capital II
Series 2
8.00%, 12/15/26	U.S.$	415	421,225
Commerzbank Capital Funding Trust I
5.012%, 4/12/16 (e)	EUR	200	149,862
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	1,995	1,675,800
RBS Capital Trust III
5.512%, 9/30/14		358	195,110
Regions Financial Corp.
6.375%, 5/15/12		615	621,821
Union Planters Corp.
7.75%, 3/01/11		1,002	1,015,194

			4,398,019

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (e)		520	110,500
6.20%, 9/26/14 (e)		615	130,687
7.875%, 11/01/09 (e)		1,476	313,650
Series G
4.80%, 3/13/14 (e)		79	16,788

			571,625

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		175	163,188

Insurance - 0.3%
ING Capital Funding TR III
8.439%, 12/31/10		825	792,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		165	146,850
XL Capital Ltd.
Series E
6.50%, 4/15/17		805	611,800

			1,550,650

			6,683,482

Utility - 0.5%
Electric - 0.5%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		550	575,825
CMS Energy Corp.
8.75%, 6/15/19		490	559,536
Dynegy Holdings, Inc.
8.375%, 5/01/16		645	516,000
Edison Mission Energy
7.00%, 5/15/17		100	68,000
NRG Energy, Inc.
7.25%, 2/01/14		685	702,125
7.375%, 2/01/16		90	91,800

RRI Energy, Inc.
7.625%, 6/15/14	315	316,575

		2,829,861

Total Corporates - Non-Investment Grades (cost $26,365,612)		26,150,403

BANK LOANS - 1.9%
Industrial - 1.5%
Basic - 0.2%
Hexion Specialty Chemicals, Inc.
4.31%, 5/05/15 (c)	62	59,038
Ineos US Finance LLC
7.50%, 12/16/13 (c)	227	223,667
8.00%, 12/16/14 (c)	259	255,692
John Maneely Co.
3.77%-3.78%, 12/09/13 (c)	404	382,117
Univar Inc.
3.32%, 10/10/14 (c)	421	403,221

		1,323,735

Capital Goods - 0.0%
Sequa Corp.
3.79%, 12/03/14 (c)	278	259,601

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
3.03%, 7/03/14 (c)	480	424,783
Clear Channel Communications, Inc.
3.97%, 1/29/16 (c)	169	132,648
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (c)	337	282,646
Univision Communications Inc.
2.57%, 9/29/14 (c)	497	432,742

		1,272,819

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.35%, 12/15/13 (c)	492	477,622

Consumer Cyclical - Other - 0.1%
Harrah’s Operating Company, Inc.
3.50%, 1/28/15 (c)	400	344,101
Las Vegas Sands, LLC
2.07%, 5/23/14 (c)	389	361,699

		705,800

Consumer Cyclical - Retailers - 0.2%
Burlington Coat Factory Warehouse Corporation
2.66%-2.76%, 5/28/13 (c)	280	264,035
Neiman Marcus Group Inc., (The)
2.35%-2.54%, 4/06/13 (c)	787	741,223

		1,005,258

Consumer Non-Cyclical - 0.1%
CHS/ Community Health Systems, Inc.
2.79%, 7/25/14 (c)	349	330,522

Services - 0.2%
Aveta, Inc.
8.00%, 4/14/15 (c)	246	239,057
Sabre Inc.
2.32%-2.48%, 9/30/14 (c)	495	448,196
ServiceMaster Co. (The)
2.82%-3.04%, 7/24/14 (c)	66	60,821
Travelport LLC (F/K/A Travelport Inc.)
2.82%-3.03%, 8/23/13 (c)	729	693,317

		1,441,391

Technology - 0.3%
Avaya, Inc.
3.26%, 10/24/14 (c)	172	152,488
CITGO Petroleum
9.25%, 6/24/17 (c)	600	599,328
First Data Corporation
3.07%-3.08%, 9/24/14 (c)	973	843,867
SunGard Data Systems Inc (Solar Capital Corp.)
2.09%-2.10%, 2/28/14 (c)	25	23,576
4.00%-4.06%, 2/28/16 (c)	358	344,631

		1,963,890

Transportation - Airlines - 0.1%
Delta Air Lines, Inc.
3.59%, 4/30/14 (c)	395	358,392

		9,139,030

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
3.06%, 11/01/13 (c)	473	438,711
5.06%, 5/01/14 (c)	852	758,048
Texas Competitive Electric Holdings Company, LLC (TXU)
3.85%-4.03%, 10/10/14 (c)	480	371,752

		1,568,511

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
13.00%, 1/20/12 (c)	346	356,562
Delos Aircraft Inc.
7.00%, 3/17/16 (c)	59	59,527
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (c)	81	81,303

		497,392

Total Bank Loans (cost $11,368,523)		11,204,933

AGENCIES - 1.8%
Agency Debentures - 1.8%
Federal National Mortgage Association
6.25%, 5/15/29
(cost $11,016,991)	8,610	10,797,491

CMOs - 1.6%
Non-Agency Fixed Rate - 1.0%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.451%, 1/25/47	2,055	1,184,736
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.117%, 5/25/35	1,921	1,717,365
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.649%, 5/25/36	1,546	818,298
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
6.031%, 7/25/36	1,724	952,963
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32	2,051	1,212,822
Series 2003-6A, Class B3
2.772%, 3/25/33	889	103,431

		5,989,615

Non-Agency Floating Rate - 0.4%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.402%, 12/25/35 (c)	148	81,710
Series 2006-OA14, Class 3A1
1.252%, 11/25/46 (c)	2,386	1,062,486
Series 2007-OA3, Class M1
0.639%, 4/25/47 (c)(f)	180	596
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.102%, 2/25/47 (c)	1,938	1,130,329

		2,275,121

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2006-39, Class IO
0.696%, 7/16/46 (b)(d)	19,580	490,084

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	500	342,382

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.638%, 5/28/35	65	48,597

Total CMOs (cost $16,536,244)		9,145,799

GOVERNMENTS - SOVEREIGN BONDS - 1.3%
Croatia - 0.3%
Republic of Croatia
6.75%, 11/05/19 (a)	1,435	1,546,620

Lithuania - 0.3%
Republic of Lithuania
6.75%, 1/15/15 (a)	1,435	1,548,375

Peru - 0.5%
Republic of Peru
8.75%, 11/21/33	2,159	3,087,370

Poland - 0.2%
Republic of Poland
3.875%, 7/16/15	1,228	1,259,154
6.375%, 7/15/19	200	226,000

		1,485,154

Total Governments - Sovereign Bonds (cost $7,117,334)		7,667,519

GOVERNMENTS - SOVEREIGN AGENCIES - 1.2%
United Kingdom - 1.2%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	4,495	4,520,680
2.625%, 5/11/12 (a)	2,780	2,844,001

Total Governments - Sovereign Agencies (cost $7,272,651)		7,364,681

INFLATION-LINKED SECURITIES - 1.0%
United States - 1.0%
U.S. Treasury Inflation Index
3.00%, 7/15/12 (TIPS)
(cost $5,710,649)	5,509	5,860,266

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	790	851,225

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	1,385	1,494,666

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	2,180	2,403,450

Total Quasi-Sovereigns (cost $4,353,783)			4,749,341

SUPRANATIONALS - 0.7%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12 (g)	BRL	3,890	2,213,505
European Investment Bank
5.125%, 5/30/17	U.S.$	1,490	1,703,025

Total Supranationals (cost $3,751,338)			3,916,530

ASSET-BACKED SECURITIES - 0.6%
Other ABS - Fixed Rate - 0.3%
Dunkin Securitization
Series 2006-1, Class A2
5.779%, 6/20/31 (a)		1,495	1,442,675

Home Equity Loans - Floating Rate - 0.2%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.598%, 1/20/35 (c)		151	133,617
Series 2007-1, Class M1
0.718%, 3/20/36 (c)		1,250	692,274
Series 2007-2, Class M1
0.648%, 7/20/36 (c)		600	320,501
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M2
0.719%, 1/25/36 (c)		205	73,301
Lehman XS Trust
Series 2005-5N, Class M2
0.979%, 11/25/35 (c)(f)		573	598
Series 2006-18N, Class M2
0.739%, 12/25/36 (c)(f)		2,053	1,201
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.459%, 4/25/37 (c)		295	212,876

			1,434,368

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.472%, 12/25/32		114	95,445
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33		97	83,343
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36		404	179,541
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		258	220,746

Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (h)(i)	18	0

		579,075

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.429%, 2/25/47 (c)(i)	800	4,000

Total Asset-Backed Securities (cost $8,295,025)		3,460,118

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California ST
7.625%, 3/01/40
(cost $1,383,544)	1,355	1,535,378

EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Basic - 0.1%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)	545	595,412

Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19	465	544,050

Total Emerging Markets - Corporate Bonds (cost $1,009,674)		1,139,462

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%	23,000	602,140

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	22,200	8,547
Federal National Mortgage Association
8.25%	32,900	11,186

		19,733

Total Preferred Stocks (cost $1,952,500)		621,873

SHORT-TERM INVESTMENTS - 12.1%
Investment Companies - 12.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.20% (j) (cost $71,642,735)	71,642,735	71,642,735

Total Investments - 104.5% (cost $600,589,704) (k)	616,120,714
Other assets less liabilities - (4.5)% (l)	(26,485,683)

Net Assets – 100.0%	$589,635,031

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Bond 30 Yr Futures	22	September 2010	$2,739,559	$2,831,813	$92,254
U.S. T-Note 10 Yr Futures	35	September 2010	4,216,749	4,333,438	116,689
U.S. T-Note 5 Yr Futures	198	September 2010	23,170,574	23,725,969	555,395

					$764,338

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/26/10	10,359	$8,853,340	$9,348,307	$494,967
Canadian Dollar settling 9/22/10	5,813	5,506,128	5,650,947	144,819
Euro settling 8/11/10 (1)	6,884	8,701,513	8,970,992	269,479
Malaysian Ringgit settling 8/26/10	9,109	2,835,821	2,859,256	23,435
Norwegian Krone settling 9/02/10	18,422	2,860,276	3,027,340	167,064
Norwegian Krone settling 9/02/10	27,009	4,308,551	4,438,458	129,907
South Korean Won settling 9/30/10	12,686,223	10,577,582	10,695,127	117,545
Swedish Krona settling 8/16/10	10,377	1,412,843	1,437,199	24,356
Swedish Krona settling 9/02/10 (2)	21,613	2,884,749	2,993,150	108,401
Swiss Franc settling 8/11/10	7,688	7,315,125	7,380,543	65,418
Swiss Franc settling 8/11/10 (3)	2,375	2,240,119	2,279,777	39,658
Sale Contracts:
Canadian Dollar settling 9/22/10	5,808	5,595,687	5,645,824	(50,137)
Euro settling 8/11/10 (3)	1,728	2,240,119	2,252,445	(12,326)
Euro settling 8/25/10	4,721	6,099,250	6,152,537	(53,287)
Euro settling 8/25/10	13,799	16,961,632	17,982,314	(1,020,682)
Japanese Yen settling 9/16/10	1,323,787	15,039,783	15,328,205	(288,422)
Norwegian Krone settling 9/02/10 (2)	18,347	2,884,749	3,015,065	(130,316)
Swiss Franc settling 8/11/10 (1)	9,200	8,701,513	8,832,077	(130,564)
Swiss Franc settling 8/11/10	6,073	5,244,436	5,830,705	(586,269)

(1)	Represents a cross-currency purchase of Euro and a sale of Swiss Franc.
(2)	Represents a cross-currency purchase of Swedish Krona and a sale of Norwegian Krone.
(3)	Represents a cross-currency purchase of Swiss Franc and a sale of Euro.

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at July 31, 2010
JP Morgan Chase	(0.40	)%*	12/31/10	$2,232,914

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $44,985,131 or 7.6% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2010.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(d)	IO - Interest Only
(e)	Security is in default and is non-income producing.
(f)	Illiquid security.
(g)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $2,213,505.
(h)	Fair valued.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of July 31, 2010, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust
Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$17,607	$0	0.00%
Petra CRE CDO Ltd.
Series 2007-1A, Class C 1.429%, 2/25/47	5/25/07	781,833	4,000	0.00%

(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,268,272 and gross unrealized depreciation of investments was $(17,737,262), resulting in net unrealized appreciation of $15,531,010.
(l)	An amount of U.S. $262,400 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2010, the fund’s total exposure to subprime investments was 1.80% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

BRL	-	Brazilian Real
EUR	-	Euro

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDO	-	Collateralized Debt Obligations
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
LP	-	Limited Partnership
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$170,652,381	$710,184	$171,362,565
Governments - Treasuries	—	120,986,340	—	120,986,340
Mortgage Pass-Thru’s	—	107,889,825	—	107,889,825
Commercial Mortgage-Backed Securities	—	33,934,783	16,690,672	50,625,455
Corporates - Non-Investment Grades	—	26,206,783	539,032	26,745,815
Bank Loans	—	—	11,204,933	11,204,933
Agencies	—	10,797,491	—	10,797,491
CMOs	—	538,681	8,607,118	9,145,799
Governments - Sovereign Bonds	—	7,667,519	—	7,667,519
Governments - Sovereign Agencies	—	7,364,681	—	7,364,681
Inflation-Linked Securities	—	5,860,266	—	5,860,266
Quasi-Sovereigns	—	4,749,341	—	4,749,341
Supranationals	—	1,703,025	2,213,505	3,916,530
Asset-Backed Securities	—	—	3,460,118	3,460,118
Local Governments - Municipal Bonds	—	1,535,378	—	1,535,378
Preferred Stocks	621,873	—	—	621,873
Emerging Markets - Corporate Bonds	—	544,050	—	544,050
Short-Term Investments	71,642,735	—	—	71,642,735

Total Investments in Securities	72,264,608	500,430,544	43,425,562	616,120,714
Other Financial Instruments* :
Assets
Futures Contracts	764,338	—	—	764,338
Forward Currency Exchange Contracts	—	1,585,049	—	1,585,049
Liabilities
Forward Currency Exchange Contracts	—	(2,272,003)	—	(2,272,003)

Total	$73,028,946	$499,743,590	$43,425,562	$616,198,098

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates - Investment Grades	Governments - Treasuries	Commercial Mortgage- Backed Securities
Balance as of 10/31/09	$7,550,375	$6,105,072	$6,154,540
Accrued discounts /premiums	84	(32,106)	33,978
Realized gain (loss)	—	761,030	(8,327)
Change in unrealized appreciation/depreciation	18,229	(602,150)	1,781,631
Net purchases (sales)	—	(6,231,846)	2,199,887
Transfers into Level 3	—	—	6,528,963
Transfers out of Level 3	(6,858,504)	—	—

Balance as of 7/31/10	$710,184	$—	$16,690,672

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$18,229	$—	$1,743,191

	Corporates - Non-Investment Grades	Bank Loans	CMOs
Balance as of 10/31/09	$1,060,017	$14,004,197	$9,804,861
Accrued discounts /premiums	664	189,959	(1,042)
Realized gain (loss)	502	81,681	468
Change in unrealized appreciation/depreciation	51,540	408,071	1,035,736
Net purchases (sales)	(27,328)	(3,478,975)	(2,232,905)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(546,363)	—	—

Balance as of 7/31/10	$539,032	$11,204,933	$8,607,118

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$51,540	$347,293	$683,354

	Governments - Sovereign Bonds	Quasi-Sovereigns	Supranationals
Balance as of 10/31/09	$2,593,444	$4,717,250	$—
Accrued discounts /premiums	—	1,276	1,486
Realized gain (loss)	—	120,448	—
Change in unrealized appreciation/depreciation	—	(56,400)	(11,606)
Net purchases (sales)	—	(1,591,199)	2,223,625
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,593,444)	(3,191,375)	—

Balance as of 7/31/10	$—	$—	$2,213,505

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$—	$—	$(11,606)

	Asset-Backed Securities	TALF Loans	Total
Balance as of 10/31/09	$3,145,983	$(35,470,029)	$19,665,710
Accrued discounts /premiums	295	—	194,594
Realized gain (loss)	(2,816)	—	952,986
Change in unrealized appreciation/depreciation	1,952,754	—	4,577,805
Net purchases (sales)	(1,636,098)	35,470,029	24,695,190
Transfers into Level 3	—	—	6,528,963
Transfers out of Level 3	—	—	(13,189,686)

Balance as of 7/31/10	$3,460,118	$—	$43,425,562

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$1,952,212	$—	$4,784,213

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 100.5%
United States - 100.5%
U.S. Treasury Inflation Index
1.375%, 7/15/18-1/15/20 (TIPS)	U.S. $	969	$1,000,027
1.625%, 1/15/15 (TIPS) (a)		1,234	1,305,758
1.625%, 1/15/18 (TIPS)		396	418,194
1.875%, 7/15/13-7/15/19 (TIPS) (a)		3,699	3,959,510
2.00%, 1/15/14 (TIPS) (a)		661	705,509
2.00%, 7/15/14-1/15/26 (TIPS)		1,961	2,105,451
2.125%, 1/15/19 (TIPS)		391	427,854
2.375%, 1/15/17-1/15/25 (TIPS)		751	827,393
2.50%, 7/15/16 (TIPS)		610	681,023
2.625%, 7/15/17 (TIPS)		505	570,747
3.00%, 7/15/12 (TIPS) (a)		1,329	1,413,434
3.375%, 1/15/12 (TIPS)		1,063	1,118,236

Total Inflation-Linked Securities (cost $14,406,811)			14,533,136

CORPORATES - INVESTMENT GRADES - 13.1%
Industrial - 7.8%
Basic - 1.8%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		20	20,761
ArcelorMittal
6.125%, 6/01/18		30	32,551
Dow Chemical Co. (The)
7.60%, 5/15/14		25	29,186
Eastman Chemical Co.
5.50%, 11/15/19		30	32,705
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15		25	27,125
International Paper Co.
9.375%, 5/15/19		25	32,506
Lubrizol Corp.
8.875%, 2/01/19		20	25,373
Packaging Corp. of America
5.75%, 8/01/13		25	27,063
PPG Industries, Inc.
5.75%, 3/15/13		25	27,347

			254,617

Capital Goods - 0.2%
Republic Services, Inc.
5.25%, 11/15/21(b)		30	32,421

Communications - Media - 0.6%
CBS Corp.
8.875%, 5/15/19		25	32,102
Comcast Corp.
5.30%, 1/15/14		25	27,693
Time Warner Cable, Inc.
8.75%, 2/14/19		25	32,174

			91,969

Communications - Telecommunications - 1.1%
Bell Canada
4.85%, 6/30/14	CAD	25	25,802

Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	25	43,019
Embarq Corp.
7.082%, 6/01/16	U.S.$	25	27,079
Telecom Italia Capital SA
7.175%, 6/18/19		30	33,922
United States Cellular Corp.
6.70%, 12/15/33		30	30,434

			160,256

Consumer Cyclical - Automotive - 0.2%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	31,292

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
6.25%, 4/30/16		25	28,830

Consumer Cyclical - Other - 0.2%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		25	26,692

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
6.60%, 3/15/19		15	17,567
Nordstrom, Inc.
6.25%, 1/15/18		25	28,679

			46,246

Consumer Non-Cyclical - 1.3%
Ahold Finance USA LLC
6.875%, 5/01/29		25	29,051
Altria Group, Inc.
9.25%, 8/06/19		25	32,166
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		25	30,218
Delhaize Group SA
5.875%, 2/01/14		25	28,106
Fortune Brands, Inc.
5.125%, 1/15/11		30	30,512
Newell Rubbermaid, Inc.
5.50%, 4/15/13		5	5,394
Reynolds American, Inc.
7.625%, 6/01/16		25	29,076

			184,523

Energy - 1.4%
Anadarko Petroleum Corp.
5.95%, 9/15/16		25	24,118
Hess Corp.
8.125%, 2/15/19		25	32,161
Marathon Oil Corp.
7.50%, 2/15/19		8	9,838
Nabors Industries, Inc.
9.25%, 1/15/19		25	31,790
Noble Energy, Inc.
8.25%, 3/01/19		25	31,183

Noble Holding International Ltd.
4.90%, 8/01/20	4	4,181
Weatherford International Ltd.
5.15%, 3/15/13	30	31,708
Williams Cos., Inc. (The)
7.875%, 9/01/21	25	30,323

		195,302

Technology - 0.4%
Agilent Technologies, Inc.
5.00%, 7/15/20	7	7,199
Motorola, Inc.
7.50%, 5/15/25	25	27,914
Xerox Corp.
8.25%, 5/15/14	25	29,659

		64,772

Transportation - Services - 0.1%
Ryder System, Inc.
7.20%, 9/01/15	10	11,641

		1,128,561

Financial Institutions - 3.6%
Banking - 0.9%
Bank of America Corp.
7.625%, 6/01/19	25	29,218
Capital One Financial Corp.
5.25%, 2/21/17	25	26,656
Citigroup, Inc.
6.50%, 1/18/11	25	25,599
Macquarie Group Ltd.
7.625%, 8/13/19 (b)	25	28,918
Wachovia Corp.
5.50%, 5/01/13	25	27,447

		137,838

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	14	14,150

Finance - 0.2%
HSBC Finance Corp.
7.00%, 5/15/12	25	27,014

Insurance - 2.2%
Aetna, Inc.
6.75%, 12/15/37	30	34,012
Allstate Corp. (The)
6.125%, 5/15/37	30	27,412
Chubb Corp.
5.75%, 5/15/18	25	28,217
CIGNA Corp.
5.125%, 6/15/20	31	32,649
Genworth Financial, Inc.
6.515%, 5/22/18	30	30,158
Humana, Inc.
7.20%, 6/15/18	25	27,950
Markel Corp.
7.125%, 9/30/19	9	10,174

Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		17	18,107
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		25	28,448
Prudential Financial, Inc.
6.20%, 1/15/15		25	27,727
UnitedHealth Group, Inc.
5.25%, 3/15/11		30	30,726
XL Capital Ltd.
5.25%, 9/15/14		21	22,180

			317,760

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		26	26,454

			523,216

Utility - 1.4%
Electric - 0.9%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (b)		25	27,240
Ameren Energy Generating Co.
6.30%, 4/01/20		30	30,634
Ohio Power Co.
Series F
5.50%, 2/15/13		16	17,406
PPL Energy Supply LLC
6.50%, 5/01/18		25	27,964
Teco Finance, Inc.
4.00%, 3/15/16		30	30,994

			134,238

Natural Gas - 0.5%
DCP Midstream LLC
9.75%, 3/15/19 (b)		20	25,917
EQT Corp.
8.125%, 6/01/19		12	14,498
Spectra Energy Capital LLC
8.00%, 10/01/19		25	30,953

			71,368

			205,606

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Petrobras International Finance Co.
5.75%, 1/20/20		40	42,527

Total Corporates - Investment Grades (cost $1,859,000)			1,899,910

GOVERNMENTS - SOVEREIGN AGENCIES - 6.9%
Australia - 0.3%
Suncorp-Metway Ltd.
2.026%, 7/16/12 (b)(c)		45	46,181

Netherlands - 2.0%
NIBC Bank NV
3.125%, 2/17/12	EUR	110	147,281

SNS Bank NV
2.875%, 1/30/12	U.S.$	110	146,476

			293,757

United Kingdom - 1.1%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	50	80,486
Yorkshire Building Society
2.00%, 3/30/12		50	79,553

			160,039

United States - 3.5%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11	EUR	375	503,072

Total Governments - Sovereign Agencies (cost $995,097)			1,003,049

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.6%
Non-Agency Fixed Rate CMBS - 4.6%
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.091%, 12/10/49	U.S.$	55	57,530
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		55	55,990
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39		50	50,613
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		65	66,723
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38		45	45,606
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 6/12/47		60	61,563
Series 2007-LD11, Class A4
5.818%, 6/15/49		55	55,724
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.262%, 6/15/29		70	73,513
Series 2006-C4, Class A4
5.882%, 6/15/38		60	64,348
Series 2006-C7, Class A3
5.347%, 11/15/38		50	52,302
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46		25	26,127
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44		60	57,100

Total Commercial Mortgage-Backed Securities (cost $618,382)			667,139

GOVERNMENTS - TREASURIES - 1.9%
New Zealand - 1.1%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	210	156,860

United States - 0.8%
U.S. Treasury Notes
2.50%, 4/30/15	U.S.$	115	120,328

Total Governments - Treasuries (cost $269,143)			277,188

SUPRANATIONALS - 1.7%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	120	68,283
European Investment Bank
0.838%, 3/05/12 (c)	U.S.$	50	50,270
Inter-American Development Bank
0.737%, 3/16/11 (c)		120	120,238

Total Supranationals (cost $239,144)			238,791

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15		16	16,406

Russia - 0.7%
Russian Federation
7.50%, 3/31/30 (b)		87	101,358

Total Governments - Sovereign Bonds (cost $114,253)			117,764

CORPORATES - NON-INVESTMENT GRADES - 0.2%
Industrial - 0.2%
Communications - Media - 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18 (b)		5	5,237
8.125%, 4/30/20 (b)		3	3,173

			8,410

Consumer Non-Cyclical - 0.1%
Universal Health Services, Inc.
7.125%, 6/30/16		25	26,268

Total Corporates - Non-Investment Grades (cost $35,444)			34,678

CMOs - 0.1%
Non-Agency Fixed Rate - 0.1%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.062%, 12/25/35
(cost $11,159)	12	12,010

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19
(cost $11,235)	10	11,700

	Shares
SHORT-TERM INVESTMENTS - 5.6%
Investment Companies - 5.6%
AllianceBernstein Fixed-Income Shares, Inc.-
Government STIF Portfolio, 0.20% (d)
(cost $803,384)	803,384	803,384

Total Investments - 135.5% (cost $19,363,052) (e)		19,598,749
Other assets less liabilities - (35.5)% (f)		(5,136,530)

Net Assets - 100.0%		$14,462,219

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Schatz Futures	6	September 2010	$855,594	$853,903	$(1,691)
Sold Contracts
U.S. T-Note 2 Yr Futures	1	September 2010	217,889	219,125	(1,236)

					$(2,927)

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 8/26/10	154	$131,904	$138,929	$7,025
Canadian Dollar settling 9/22/10	102	96,444	99,085	2,641
Euro settling 8/11/10 (1)	104	131,692	135,230	3,538
Malaysian Ringgit settling 8/26/10	184	57,359	57,886	527
Norwegian Krone settling 9/02/10	570	91,123	93,671	2,548
Norwegian Krone settling 9/02/10	6	1,007	1,065	58

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
South Korean Won settling 9/16/10	307,340	$256,587	$259,261	$2,674
Swedish Krona settling 8/16/10	636	86,814	88,035	1,221
Swedish Krona settling 8/16/10	45	5,587	6,172	585
Swiss Franc settling 8/11/10	97	92,687	93,332	645
Swiss Franc settling 8/11/10	94	90,436	90,401	(35)
Sale Contracts:
British Pound settling 9/27/10	131	198,887	204,756	(5,869)
Canadian Dollar settling 9/22/10	128	123,658	124,749	(1,091)
Euro settling 8/25/10	108	139,803	140,920	(1,117)
Euro settling 8/25/10	623	802,661	812,453	(9,792)
Euro settling 8/25/10	220	269,767	286,371	(16,604)
Japanese Yen settling 9/16/10	29,776	337,137	344,781	(7,644)
New Zealand Dollar settling 9/29/10	214	156,277	154,937	1,340
Norwegian Krone settling 9/02/10	217	35,590	35,714	(124)
Swiss Franc settling 8/11/10 (1)	139	131,692	133,119	(1,427)
Swiss Franc settling 8/11/10	145	124,920	139,067	(14,147)

(1)	Represents a cross-currency purchase of Euro and a sale of Swiss Franc.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital	$370	3/31/20	3.827%	3 Month LIBOR	$(36,385)

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital: CDX IG-13 10-Year Index 12/20/19*	1.00%	$1,000	$ (6,448)	$9,980	$3,532

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at July 31, 2010
Bank of America	0.20%	12/31/10	$494,644
Bank of America	0.23%	12/31/10	526,816
Bank of America	0.14%	12/31/10	616,593
Bank of America	0.15%	12/31/10	653,609
Bank of America	0.21%	12/31/10	680,129
Bank of America	0.17%	12/31/10	1,307,652

			$4,279,443

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $3,848,415.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $330,185 or 2.3% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $256,948 and gross unrealized depreciation of investments was $(21,251), resulting in net unrealized appreciation of $235,697.
(f)	An amount of U.S. $3,662 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2010.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of July 31, 2010, the fund’s total exposure to subprime investments was 0.08% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	Pound Sterling
NZD	–	New Zealand Dollar

Glossary:

CMBS	–	Commercial Mortgage-Backed Securities
CMOs	–	Collateralized Mortgage Obligations
FDIC	–	Federal Deposit Insurance Corporation
LIBOR	–	London Interbank Offered Rates
TBA	–	To Be Announced
TIPS	–	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$14,533,136	$—	$14,533,136
Corporates - Investment Grades	—	1,899,910	—	1,899,910
Governments - Sovereign Agencies	—	1,003,049	—	1,003,049
Commercial Mortgage-Backed Securities	—	554,315	112,824	667,139
Governments - Treasuries	—	277,188	—	277,188
Supranationals	—	170,508	68,283	238,791
Governments - Sovereign Bonds	—	117,764	—	117,764
Corporates - Non-Investment Grades	—	34,678	—	34,678
CMOs	—	—	12,010	12,010
Emerging Markets - Corporate Bonds	—	11,700	—	11,700
Short-Term Investments	803,384	—	—	803,384

Total Investments in Securities	803,384	18,602,248	193,117	19,598,749
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	22,802	—	22,802
Credit Default Swap Contracts	—	3,532	—	3,532
Liabilities
Futures Contracts	(2,927)	—	—	(2,927)
Forward Currency Exchange Contracts	—	(57,850)	—	(57,850)
Interest Rate Swap Contracts	—	(36,385)	—	(36,385)

Total	$800,457	$18,534,347	$193,117	$19,527,921

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Supranationals	CMOs
Balance as of 1/26/10	$—	$—	$—
Accrued discounts /premiums	467	12	25
Realized gain (loss)	—	—	455
Change in unrealized appreciation/depreciation	11,790	(375)	851
Net purchases (sales)	100,567	68,646	10,679
Transfers into Level 3	—	—	—
Transfers out of Level 3

Balance as of 7/31/10	$112,824	$68,283	$12,010

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$11,790	$(375)	$851

Total
Balance as of 1/26/10	$—
Accrued discounts /premiums	504
Realized gain (loss)	455
Change in unrealized appreciation/depreciation	12,266
Net purchases (sales)	179,892
Transfers into Level 3	—
Transfers out of Level 3

Balance as of 7/31/10	$193,117

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$12,266

AllianceBernstein Bond Fund - Municipal Bond Inflation Strategy Portfolio

Portfolio of Investments

July 31, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 90.6%
Long-Term Municipal Bonds - 76.3%
Alaska - 1.1%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	$400	$453,884

Arizona - 4.6%
Pima Cnty AZ Swr
5.00%, 7/01/21	1,765	1,972,458

Arkansas - 3.8%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	1,500	1,604,220

California - 3.3%
California GO
5.00%, 10/01/16	275	312,326
California Statewide CDA (California GO)
Series 2009
5.00%, 6/15/13	225	246,591
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series C
5.00%, 5/01/19	450	512,793
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	290	335,852

		1,407,562

Colorado - 1.5%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	375	410,974
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	215,154

		626,128

District of Columbia - 3.9%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,642,661

Florida - 9.7%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/16	315	328,378
NPFGC Series A
5.00%, 3/01/15	275	289,085
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/16	550	633,886
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	700	756,133

Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	420	457,426
Lee Cnty FL Arpt (Southwest Florida Intl Airport)
5.00%, 10/01/13	1,000	1,074,800
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Prerefunded/ETM)	560	597,218

		4,136,926

Illinois - 5.1%
Illinois GO
Series 2010
5.00%, 1/01/18	500	542,780
Illinois Sales Tax
5.00%, 6/15/17	1,450	1,630,554

		2,173,334

Kansas - 0.2%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	180	98,478

Louisiana - 2.3%
Orleans Parish LA Par SD GO
4.00%, 9/01/13 (a)	910	980,389

Minnesota - 5.3%
Minnesota Hgr Ed Fac Auth (Gustavus Adolphus College)
5.00%, 10/01/21 (a)	1,295	1,413,143
Minnesota PFA (Minnesota SRF)
Series 2010 A
5.00%, 3/01/13	750	835,215

		2,248,358

Nevada - 3.2%
Clark Cnty NV Arpt (Mccarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	775	852,027
Clark Cnty NV SD GO NPFGC-RE Series 2005 A
5.00%, 6/15/18	450	496,692

		1,348,719

New Jersey - 1.3%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	480	545,707

New York - 2.3%
Long Island Pwr Auth NY NPFGC Series 2006 D

3.486%, 9/01/15 (b)	1,000	961,060

Ohio - 3.5%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	758,506
Toledo OH City Svcs Spl Assmt Notes
Series 2010
4.125%, 12/01/12	725	755,102

		1,513,608

Pennsylvania - 5.1%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	527,236
Pennsylvania GO
Series 2006
5.00%, 3/01/13	700	777,056
Series 2010A
5.00%, 5/01/13	220	245,577
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	628,600

		2,178,469

Puerto Rico - 7.6%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	1,830	1,987,453
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.141%, 7/01/28 (b)	1,500	961,665
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	303,589

		3,252,707

Texas - 7.0%
Garland TX GO
Series 2010
5.00%, 2/15/26	500	553,915
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	400	446,912
Katy TX ISD GO
Series 2010 B
4.00%, 2/15/13	700	758,947
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,243,351

		3,003,125

Washington - 3.7%
Seattle WA GO
Series 2010
4.00%, 8/01/12	700	748,930

Washington St GO
Series 2009 B
5.00%, 1/01/22	710	823,735

		1,572,665

Wisconsin - 1.8%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Prerefunded/ETM)	700	773,801

Total Long-Term Municipal Bonds (cost $32,005,135)		32,494,259

Short-Term Municipal Notes - 14.3%
Alaska - 1.6%
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993C
0.15%, 12/01/33 (c)	700	700,000

Colorado - 4.7%
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
0.26%, 2/01/35 (c)	2,000	2,000,000

Oregon - 5.6%
Medford OR Hosp Facs Auth (Rogue Valley Manor)
0.22%, 8/15/32 (c)	2,400	2,400,000

Texas - 2.4%
Dallas Performing Arts Cult Fac Corp. TX (Dallas Ctr for The Performing Arts)
Series 2008B
0.23%, 9/01/41 (c)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $6,100,000)		6,100,000

Agencies - 11.7%
Federal Home Loan Banks
1.50%, 1/16/13	2,195	2,229,163
2.25%, 4/13/12	2,660	2,734,991

Total Agencies (cost $4,908,911)		4,964,154

Total Investments - 102.3% (cost $43,014,046) (d)		43,558,413
Other assets less liabilities - (2.3)%		(978,149)

Net Assets - 100.0%		$42,580,264

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	$2,000	6/11/22	SIFMA	*	2.965%	$70,659

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type			Unrealized Appreciation/ (Depreciation)
			Payments made by the Portfolio	Payments received by the Portfolio
Barclays Bank PLC	$7,000	3/16/13	1.795%	CPI	#	$(145,563)
Barclays Bank PLC	2,000	4/8/15	2.22%	CPI	#	(68,767)
Barclays Bank PLC	5,500	6/1/15	2.0375%	CPI	#	(130,963)
Barclays Bank PLC	6,000	2/26/17	2.37%	CPI	#	(213,270)
Barclays Bank PLC	3,000	7/19/17	2.0375%	CPI	#	(15,352)
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI	#	(95,095)
Citibank, N.A.	2,000	4/15/14	2.06%	CPI	#	(56,217)
JPMorgan Chase Bank, N.A.	1,000	7/29/20	2.305%	CPI	#	2,904
Morgan Stanley Capital Services Inc	7,000	6/25/12	0.99%	CPI	#	(3,438)
Morgan Stanley Capital Services Inc	1,000	5/6/13	1.95%	CPI	#	(22,422)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2010.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $547,240 and gross unrealized depreciation of investments was $(2,873), resulting in net unrealized appreciation of $544,367.

As of July 31, 2010, the Portfolio held 10.0% of net assets in insured bonds (of this amount 14.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
SD	-	School District
SRF	-	State Revolving Fund

AllianceBernstein Bond Fund - Municipal Bond Inflation Strategy Portfolio

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$32,494,259	$—	$32,494,259
Short-Term Municipal Notes	—	6,100,000	—	6,100,000
Agencies	—	4,964,154	—	4,964,154

Total Investments in Securities	—	43,558,413	—	43,558,413
Other Financial Instruments* :
Assets
Interest Rate Swap Transactions	—	73,563	—	73,563
Liabilities
Interest Rate Swap Transactions	—	(751,087)	—	(751,087)

Total	$—	$42,880,889	$—	$42,880,889

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein-Multi-Asset Inflation Strategy

Consolidated Portfolio of Investments

July 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.5%
Energy - 20.1%
Coal & Consumable Fuels - 0.6%
Banpu PCL (NVDR)	600	$11,633
China Coal Energy Co.-Class H	9,000	12,619
China Shenhua Energy Co., Ltd.-Class H	1,500	5,795
Consol Energy, Inc.	150	5,622
Peabody Energy Corp.	250	11,287
Yanzhou Coal Mining Co., Ltd.-Class H	8,000	17,216

		64,172

Integrated Oil & Gas - 13.8%
BG Group PLC	3,500	56,130
BP PLC	15,900	101,682
Chevron Corp.	1,990	151,658
China Petroleum & Chemical Corp.-Class H	38,000	30,666
ConocoPhillips	1,640	90,561
ENI SpA	2,800	57,217
Exxon Mobil Corp.	4,924	293,864
Gazprom OAO (Sponsored ADR)	3,550	76,680
Hess Corp.	250	13,398
LUKOIL OAO (London) (Sponsored ADR)	870	49,677
Marathon Oil Corp.	1,400	46,830
Murphy Oil Corp.	150	8,213
PetroChina Co., Ltd.-Class H	18,000	20,566
Petroleo Brasileiro SA	500	9,108
Petroleo Brasileiro SA (ADR)	320	11,648
Petroleo Brasileiro SA (Sponsored ADR)	1,430	45,546
PTT PCL	400	3,160
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,650	100,640
Royal Dutch Shell PLC-Class B	3,700	97,751
Statoil ASA	950	19,214
Suncor Energy, Inc. (Toronto)	1,800	59,338
Surgutneftegaz (Sponsored ADR)	600	6,084
Total SA	2,000	100,963

		1,450,594

Oil & Gas Exploration & Production - 5.7%
Anadarko Petroleum Corp.	590	29,004
Apache Corp.	300	28,674
Canadian Natural Resources Ltd.	1,330	45,797
Chesapeake Energy Corp.	530	11,146
Cimarex Energy Co.	120	8,264
CNOOC Ltd.	23,000	38,823
Devon Energy Corp.	620	38,744
EnCana Corp.	2,000	61,145
KazMunaiGas Exploration Production (GDR) (a)	950	18,582
Newfield Exploration Co. (b)	310	16,573
Nexen, Inc. (Toronto)	2,800	58,149
Noble Energy, Inc.	400	26,824
Occidental Petroleum Corp.	760	59,227
OGX Petroleo e Gas Participacoes SA (b)	1,900	20,082
Penn West Energy Trust	2,800	54,309
Santos Ltd.	1,000	12,059
Talisman Energy, Inc.	900	15,364
Tatneft (Sponsored ADR)	200	6,182
Tullow Oil PLC	1,200	23,179

Woodside Petroleum Ltd.	700	$26,427

		598,554

		2,113,320

Equity:Other - 12.7%
Diversified/Specialty - 11.2%
Beni Stabili SpA (b)	2,850	2,340
BioMed Realty Trust, Inc.	2,400	43,296
British Land Co. PLC	3,582	25,950
Canadian Real Estate Investment Trust	600	17,731
CB Richard Ellis Group, Inc.-Class A (b)	1,700	28,900
Cheung Kong Holdings Ltd.	2,000	24,151
Crown Castle International Corp. (b)	450	17,779
Dexus Property Group	43,600	32,206
Digital Realty Trust, Inc.	1,200	75,864
DuPont Fabros Technology, Inc.	950	23,978
Entertainment Properties Trust	875	36,522
GPT Group	12,780	33,127
Jones Lang LaSalle, Inc.	500	38,730
Kerry Properties Ltd.	10,500	52,674
Lend Lease Group	6,300	41,570
Mitchells & Butlers PLC (b)	5,400	26,412
Mitsui Fudosan Co., Ltd.	8,000	118,384
Morguard Real Estate Investment Trust	2,000	25,096
New World Development Ltd.	28,000	50,066
Savills PLC	3,700	18,515
Sumitomo Realty & Development Co., Ltd.	4,000	71,915
Sun Hung Kai Properties Ltd.	11,000	161,562
Swire Pacific Ltd.	1,500	18,248
Telecity Group PLC (b)	6,300	42,815
Unibail-Rodamco SE	200	39,430
UOL Group Ltd.	9,000	26,204
Vornado Realty Trust	850	70,363
Weyerhaeuser Co.	900	14,598

		1,178,426

Health Care - 1.5%
Chartwell Seniors Housing Real Estate Investment Trust	2,300	17,585
Health Care REIT, Inc.	1,500	67,965
Ventas, Inc.	1,350	68,472

		154,022

		1,332,448

Materials - 11.6%
Aluminum - 0.1%
Alcoa, Inc.	860	9,606

Diversified Metals & Mining - 5.5%
Anglo American PLC (b)	1,200	47,449
BHP Billiton Ltd.	2,700	98,011
BHP Billiton PLC	1,500	45,952
Capstone Mining Corp. (b)	5,600	13,618
Dowa Holdings Co., Ltd.	2,000	10,505
Eurasian Natural Resources Corp. PLC	1,300	18,471
First Quantum Minerals Ltd.	150	9,399
Freeport-McMoRan Copper & Gold, Inc.	740	52,940
KGHM Polska Miedz SA	600	20,868

Korea Zinc Co., Ltd.	100	$19,915
Lundin Mining Corp. (b)	7,000	27,236
Mitsubishi Materials Corp. (b)	2,000	5,320
MMC Norilsk Nickel (ADR)	650	10,686
Rio Tinto PLC	2,100	108,687
Sumitomo Metal Mining Co., Ltd.	500	6,650
Teck Resources Ltd.	600	21,121
Xstrata PLC	3,920	62,356

		579,184

Fertilizers & Agricultural Chemicals - 0.8%
Agrium, Inc.	200	12,587
Incitec Pivot Ltd.	8,200	24,183
Israel Chemicals Ltd.	400	4,927
Monsanto Co.	480	27,763
Mosaic Co. (The)	140	6,671
Yara International ASA	300	11,264

		87,395

Forest Products - 0.4%
West Fraser Timber Co., Ltd.	1,300	44,170

Gold - 1.5%
Anglogold Ashanti Ltd.	200	8,113
Barrick Gold Corp.	1,000	41,107
Gold Fields Ltd.	600	8,111
Gold Fields Ltd. (Sponsored ADR)	700	9,471
Kinross Gold Corp.	600	9,846
New Gold, Inc. (b)	7,900	39,037
Newmont Mining Corp.	490	27,391
Randgold Resources Ltd.	90	8,081
Real Gold Mining Ltd. (b)	3,000	4,302
Yamana Gold, Inc.	600	5,644

		161,103

Paper Products - 0.3%
International Paper Co.	360	8,712
Mondi PLC	1,600	11,308
OJI Paper Co., Ltd.	1,000	4,826

		24,846

Precious Metals & Minerals - 0.3%
Kazakhmys PLC	1,400	26,676

Steel - 2.7%
ArcelorMittal (Euronext Amsterdam)	300	9,184
Cia Siderurgica Nacional SA	470	7,814
Cliffs Natural Resources, Inc.	120	6,788
Commercial Metals Co.	500	7,195
Fortescue Metals Group Ltd. (b)	4,400	17,138
Gerdau SA	400	5,777
Hyundai Steel Co.	200	17,305
JFE Holdings, Inc.	500	15,464
Kobe Steel Ltd.	2,000	4,186
Nippon Steel Corp.	6,000	20,465
POSCO (ADR)	300	31,203
Sumitomo Metal Industries Ltd.	3,000	7,245
ThyssenKrupp AG	400	11,915
United States Steel Corp.	130	5,763
Usinas Siderurgicas de Minas Gerais SA	300	8,699

Usinas Siderurgicas de Minas Gerais SA (Preference Shares)-Class A	300	$8,440
Vale SA	1,000	27,604
Vale SA (Preference Shares)	600	14,557
Vale SA (Sponsored ADR) (Local Preference Shares)	1,750	42,402
Vale SA (Sponsored ADR)-Class B	580	16,124

		285,268

		1,218,248

Residential - 6.3%
Multi-Family - 5.0%
AvalonBay Communities, Inc.	100	10,509
BRE Properties, Inc.	800	33,200
Camden Property Trust	1,350	61,452
Colonial Properties Trust	500	8,060
Equity Residential	1,400	64,190
Essex Property Trust, Inc.	100	10,511
Home Properties, Inc.	525	26,077
KWG Property Holding Ltd.	60,000	44,778
Mid-America Apartment Communities, Inc.	800	45,184
MRV Engenharia e Participacoes SA	3,100	27,796
Rossi Residencial SA	3,200	28,801
Shimao Property Holdings Ltd.	23,000	44,254
Stockland	14,300	49,127
UDR, Inc.	400	8,444
Wing Tai Holdings Ltd.	20,000	26,534
Yanlord Land Group Ltd.	24,000	32,916

		521,833

Self Storage - 1.3%
Big Yellow Group PLC	4,330	21,071
Extra Space Storage, Inc.	1,750	27,142
Public Storage	900	88,308

		136,521

		658,354

Retail - 6.1%
Regional Mall - 4.2%
BR Malls Participacoes SA	2,600	38,716
CapitaMall Trust	18,000	25,329
CBL & Associates Properties, Inc.	2,000	28,140
Multiplan Empreendimentos Imobiliarios SA	2,200	41,141
Simon Property Group, Inc.	1,750	156,135
Taubman Centers, Inc.	100	4,099
Westfield Group	12,700	140,481

		434,041

Shopping Center/Other Retail - 1.9%
Eurocommercial Properties N.V.	700	26,427
Federal Realty Investment Trust	100	7,819
Kimco Realty Corp.	2,200	33,154
Link REIT (The)	13,000	33,707
RioCan Real Estate Investment Trust (Toronto)	2,200	43,656
Tanger Factory Outlet Centers	700	31,290

Weingarten Realty Investors	1,225	$25,933

		201,986

		636,027

Office - 3.9%
Office - 3.9%
Allied Properties Real Estate Investment Trust	1,300	25,974
Boston Properties, Inc.	850	69,615
Brandywine Realty Trust	1,400	15,904
Brookfield Properties Corp.	1,600	24,064
Derwent London PLC	800	16,820
Great Portland Estates PLC	5,400	25,533
Highwoods Properties, Inc.	575	18,003
Hongkong Land Holdings Ltd.	13,000	69,792
ING Office Fund	31,200	17,111
Japan Real Estate Investment Corp.	4	35,344
Kilroy Realty Corp.	550	18,469
Nippon Building Fund, Inc.	3	25,530
Orix JREIT, Inc.	3	14,708
SL Green Realty Corp.	500	30,120

		406,987

Lodging - 2.7%
Lodging - 2.7%
DiamondRock Hospitality Co. (b)	3,300	30,624
Great Eagle Holdings Ltd.	12,000	31,417
Hersha Hospitality Trust	3,600	18,288
Hyatt Hotels Corp. (b)	600	23,466
InnVest Real Estate Investment Trust	5,600	35,352
Intercontinental Hotels Group PLC	1,800	31,199
LaSalle Hotel Properties	800	18,976
Sunstone Hotel Investors, Inc. (b)	1,700	17,544
Whitbread PLC	2,300	50,809
Wyndham Worldwide Corp.	1,100	28,083

		285,758

Industrials - 0.8%
Industrial Warehouse Distribution - 0.8%
Ascendas Real Estate Investment Trust	22,000	34,354
First Potomac Realty Trust	1,100	17,050
ProLogis	3,200	34,752

		86,156

Food, Beverage & Tobacco - 0.3%
Agricultural Products - 0.3%
Archer-Daniels-Midland Co.	510	13,954
Bunge Ltd.	310	15,391
Nutreco Holding NV	100	6,043

		35,388

Total Common Stocks (cost $6,871,010)		6,772,686

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 33.1%
United States - 33.1%
U.S. Treasury Inflation Index
1.375%, 7/15/18-1/15/20 (TIPS)	$236	$243,873
1.875%, 7/15/13-7/15/19 (TIPS)	631	675,347
2.00%, 7/15/14-1/15/26 (TIPS)	437	464,427
2.125%, 1/15/19-2/15/40 (TIPS)	137	147,807
2.375%, 1/15/25-1/15/27 (TIPS)	368	402,966
2.50%, 7/15/16 (TIPS)	261	291,695
2.625%, 7/15/17 (TIPS)	232	261,593
3.00%, 7/15/12 (TIPS)	118	125,208
3.375%, 1/15/12 (TIPS)	295	310,262
3.625%, 4/15/28 (TIPS)	192	244,615
3.875%, 4/15/29 (TIPS)	231	306,394

Total Inflation-Linked Securities (cost $3,393,864)		3,474,187

	Shares
WARRANTS - 0.2%
Materials - 0.1%
Steel - 0.1%
Tata Steel Ltd., Merrill Lynch Intl & Co., expiring 12/23/14 (a)(b)	1,400	16,037

Energy - 0.1%
Oil & Gas Exploration & Production - 0.1%
Oil & Natural Gas Corp. Ltd., Deutsche Bank AG London, expiring 1/17/17 (b)	300	8,021

Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development, expiring 12/31/11 (b)	1,200	185

Total Warrants (cost $25,937)		24,243

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.20% (c) (cost $242,584)	242,584	242,584

Total Investments - 100.1% (cost $10,533,395) (d)		10,513,700
Other assets less liabilities - (0.1)% (e)		(10,459)

Net Assets - 100.0%		$10,503,241

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2010	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	7	August 2010	$349,782	$379,619	$29,837
Aluminum HG Futures	6	October 2010	295,425	326,063	30,638
Nickel Futures	1	August 2010	112,831	126,570	13,739
Platinum Futures	2	October 2010	154,381	157,680	3,299
Soybean Futures	1	November 2010	44,278	50,250	5,972
Sold Contracts
Aluminum HG Futures	7	August 2010	343,499	379,619	(36,120)
Corn Futures	6	December 2010	106,044	122,025	(15,981)
Gold 100 OZ Futures	1	December 2010	119,324	118,390	934
Nickel Futures	1	August 2010	116,693	126,570	(9,877)
Nickel Futures	1	October 2010	113,099	126,876	(13,777)
Wheat Futures	1	December 2010	23,941	34,688	(10,747)

					$(2,083)

TOTAL RETURN SWAP CONTRACTS ON INDICES

Swap Counterparty & Index	Floating Rate	Notional Amount	Maturity Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Group Inc. DJ-UBS Index	0.35%	$3,393,310	8/16/10	$121,826

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, the aggregate market value of these securities amounted to $34,619 or 0.3% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $312,735 and gross unrealized depreciation of investments was $(332,430), resulting in net unrealized depreciation of $(19,695).
(e)	An amount of U.S. $17,395 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2010.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

ABIS-Multi-Asset Inflation Combined

July 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Energy	$1,254,383	$858,937	$—	$2,113,320
Equity:Other	549,219	783,229	—	1,332,448
Materials	548,685	669,563	—	1,218,248
Residential	439,674	218,680	—	658,354
Retail	410,083	225,944	—	636,027
Office	202,149	204,838	—	406,987
Lodging	172,333	113,425	—	285,758
Industrials	51,802	34,354	—	86,156
Food Beverage & Tobacco	29,345	6,043	—	35,388
Inflation-Linked Securities	—	3,474,187	—	3,474,187
Warrants	185	—	24,058	24,243
Short-Term Investments	242,584	—	—	242,584

Total Investments in Securities	3,900,442	6,589,200+	24,058	10,513,700
Other Financial Instruments*:
Assets
Futures Contracts	84,419	—	—	84,419
Total Return Swap Contracts	—	121,826	—	121,826
Liabilities
Futures Contracts	(86,502)	—	—	(86,502)

Total	$3,898,359	$6,711,026	$24,058	$10,633,443

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Warrants	Total
Balance as of 3/8/10	$—	$—
Accrued discounts /premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(1,694)	(1,694)
Net purchases (sales)	25,937	25,937
Transfers into Level 3	—	—
Transfers out of Level 3	(185)	(185)

Balance as of 7/31/10	$24,058	$24,058

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/10	$(1,694)	$(1,694)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2010